Borrowings - Capital management (Details) R in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Actual leverage ratio	1.4	2.5	2.6
Leverage ratio targeted maximum	1
Leverage ratio maximum per covenant for the first specified period	3.5
Leverage ratio maximum per covenant for the second specified period	2.5
Borrowings with recourse	R 26,550.7	R 23,768.5	R 25,205.5
Cash and cash equivalents	5,586.3	2,499.4	2,029.8
Net debt	20,964.4	21,269.1	23,175.7
Adjusted EBITDA	R 14,956.0	R 8,369.4	R 9,045.1
US$600 million RCF
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Leverage ratio maximum per covenant for the first specified period	2.5